Document and Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	F-1/A
Entity Central Index Key	0001978954
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	BBB Foods Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Av. Presidente Masaryk 8
Entity Address, Address Line Two	Polanco V Sección
Entity Address, Address Line Three	Miguel Hidalgo
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	11560
City Area Code	(55)
Local Phone Number	1102-1200
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th floor
Entity Address, City or Town	NY
Entity Address, Postal Zip Code	10168
Entity Address, State or Province	NY
Contact Personnel Name	Cogency Global Inc.
City Area Code	(212)
Local Phone Number	947-7200